NOTE 18 - Revenue	12 Months Ended
Dec. 31, 2024
Notes
NOTE 18 - Revenue:

NOTE 18 - Revenue:

Effective January 1, 2024, the Company has two business units: the Products business unit and the CDMO Services business unit.

(1)In the products business unit, the Company derives its revenue from selling and transferring goods upon and at complete delivery of the goods.

(2)In the CDMO Services business unit, the Company derives its revenue through completing an end-to-end service activity for the research, development and manufacturing of specific plant-based active molecules.

See note 26 regarding geographical and segmental information.